CORPORATE INFORMATION AND DEFINED TERMS (Tables)	12 Months Ended
Oct. 31, 2023
Corporate Information And Defined Terms
Schedule of subsidiaries and ownership

Company	Ownership	Defined Term
Grown Rogue International Inc.	100% owner of GR Unlimited	The “Company”
Grown Rogue Unlimited, LLC	100% by the Company	“GR Unlimited”
Grown Rogue Gardens, LLC	100% by GR Unlimited	“GR Gardens”
GRU Properties, LLC	100% by GR Unlimited	“GRU Properties”
GRIP, LLC	100% by GR Unlimited	“GRIP”
Grown Rogue Distribution, LLC	100% by GR Unlimited	“GR Distribution”
GR Michigan, LLC	87% by GR Unlimited	“GR Michigan”
Canopy Management, LLC	87% by GR Unlimited	“Canopy”
Golden Harvests LLC	60% by Canopy	“Golden Harvests”

Schedule of defined terms related information

Term	Defined Term	Reference
General terms:
International Financial Reporting Standards	“IFRS”
International Accounting Standards	“IAS”
International Accounting Standards Board	“IASB”
International Financial Reporting Interpretations Committee	“IFRIC”
United States	“U.S.”
United States dollar	“U.S. dollar”
Fair value less costs to sell	“FVLCTS”
Fair value through profit or loss	“FVTPL”
Fair value through other comprehensive income	“FVOCI”
Other comprehensive income	“OCI”
Solely payments of principal and interest	“SPPI”
Expected credit loss	“ECL”
Cash generating unit	“CGU”
Internal Revenue Code	“IRC”
U.S. Securities and Exchange Commission	“SEC”
Securities Exchange Act of 1934	“1934 Act”
Federal Deposit Insurance Corporation	“FDIC”

Term	Defined Term	Reference
Terms related to the Company’s locations:
Outdoor grow property located in Trail, Oregon leased from CEO	“Trail”
Outdoor post-harvest facility located in Medford, Oregon leased from CEO	“Lars”

Terms related to officers and directors of the Company:
President & Chief Executive Officer	“CEO”
Chief Financial Officer	“CFO”
Senior Vice President of GR Unlimited	“SVP”
Chief Operating Officer (position eliminated in December 2021)	“COO”
Michigan General Manager	“GM”

Terms related to transactions with High Street Capital Partners, LLC:
High Street Capital Partners, LLC	“HSCP”	Note 6.1
Agreement of the Company to acquire substantially all of the assets of the growing and retail operations of HSCP	“HSCP Transaction”	Note 6.1
Management Services Agreement with HSCP	“HSCP MSA”	Note 6.1
Secured promissory note payable with a principal sum of $1,250,000	“Secured Promissory Note”	Notes 6.1, 10.1
Principal Payment of $500,000 due to HSCP on May 1, 2023	“First Principal Payment”	Note 10.1

Terms related to transactions with Plant-Based Investment Corp.:
Plant-Based Investment Corp., formerly related party	“PBIC”
Unsecured promissory note agreement with PBIC of September 9, 2021	“PBIC Note”	Note 10.2
The Company’s sun-grown A-flower 2021 harvest, defined in the PBIC Note	“Harvest”	Note 10.2
The Company’s former ownership of 2,362,204 shares of PBIC	“PBIC Shares”	Note 10.2
2766923 Ontario Inc., receiver of PBIC Shares from the Company as part of the settlement of the PBIC Note	“Creditor”	Note 10.2

Terms related to Convertible Debentures issued in December 2022:
Convertible debentures with aggregate principal amount of $2,000,000 issued in December 2022	“December Convertible Debentures”	Note 11.1
Purchasers of Convertible Debentures	“Purchasers”	Note 11.1
6,716,499 warrants issued to the Purchasers	“December Warrants”	Note 11.1

Terms related to Convertible Debentures issued in July 2023:
Convertible debentures with aggregate principal amount of $5,000,000 issued in July 2023	“July Convertible Debentures”	Note 11.2
Subscribers of Convertible Debentures	“Subscribers”	Note 11.2
13,737,500 warrants issued to the Subscribers	“July Warrants”	Note 11.2

Terms related to Convertible Debentures issued in August 2023:
Convertible debentures with aggregate principal amount of $1,000,000 issued in August 2023	“August Convertible Debentures”	Note 11.2.1
Subscribers of Convertible Debentures	“Subscribers”	Note 11.2.1

Term	Defined Term	Reference
Terms related to December 2021 non-brokered private placement of common shares:
Non-brokered private placement of common shares (“Private Placement”) for total gross proceeds of $1,300,000	“Private Placement”	Note 12.3

Terms related to March 2021 brokered private placement of special warrants:
Agent for March 2021 brokered private placement of special warrants	“Agent”	Note 13.1
March 2021 brokered private placement of special warrants	“Offering”
An aggregate of 1,127,758 broker warrants of the Company	“Broker Warrants”	Note 13.1
Compensation options, resulting from exercise of Broker Warrants	“Compensation Options”	Note 13.1
Warrants for consideration of advisory services issued to the Agent	“Advisory Warrants”	Note 13.1
The Broker Warrants and Advisory Warrants referred to collectively	“Agent Warrants”	Note 13.1
One unit of the Company resulting from exercise of a Compensation Option, comprised of one common share and one common share purchase warrant	“Compensation Unit”	Note 13.1
Warrant resulting from Compensation Option	“Compensation Warrant”	Note 13.1

Terms related to consulting agreement with Goodness Growth
Goodness Growth Holdings, Inc. (CSE: GDNS; OTCQX: GDNSF)	“Goodness Growth”	Note 13.2
The consulting agreement under which the Company provides services to Goodness Growth	“Consulting Agreement”	Note 13.2
Volume weighted average price	“VWAP”	Note 13.2

Terms related to ABCO Garden State, LLC secured draw down promissory note
ABCO Garden State, LLC	“ABCO”	Note 6.2.1
New Jersey Cannabis Regulatory Commission	“CRC”	Note 6.2.1
Secured draw down promissory note	“ABCO Promissory Note”	Note 6.2.1